GOODWILL - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	¥ 331,000	¥ 331,000		$ 45
Goodwill impairment loss	¥ 0	¥ 0	¥ 0